CALIFORNIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
--------------------------------------------------------------------------------

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995

Effective February 29, 1996, California Municipal Cash Trust, a portfolio of Federated Municipal Cash Trust, added a new class of shares called "Institutional Shares." Accordingly, the existing shares of California Municipal Cash Trust are designated as "Institutional Service Shares." All references in this prospectus to California Municipal Cash Trust are to the Institutional Service Shares class of the portfolio. In this regard, please make the following changes to the prospectus:


A. On page 1, please delete the section entitled "SUMMARY OF FUND EXPENSES" and replace it with the following:

"SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                INSTITUTIONAL SERVICE SHARES
                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).......     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
  price)............................................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds as applicable)..............................     None
Redemption Fee (as a percentage of amounts redeemed, if applicable).................     None
Exchange Fee........................................................................     None
                               ANNUAL FUND OPERATING EXPENSES
                           (As a percentage of average net assets)
Management Fee (after waiver)(1)....................................................    0.00%
12b-1 Fee...........................................................................     None
Total Other Expenses (after expense reimbursement)..................................    0.45%
     Shareholder Services Fee................................................. 0.25%
          Total Operating Expenses(2)...............................................    0.45%


(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at it sole discretion. The maximum management fee is 0.50%.

(2) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The total operating expenses were 0.59% for the fiscal year ended October 31, 1995 and would have been 1.09% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period.............     $5        $14        $25        $ 57


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN."


B. On page 3, please delete the first paragraph under the section entitled "General Information" and replace it with the following:

"The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed for banks and other institutions that hold assets for individuals, trusts, estates, or partnership as a convenient means of accumulating as interest in a professionally managed, non-diversified portfolio in short-term California municipal securities. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required."

C. On page 10, please delete the fourth sentence of the sub-section entitled "Purchasing Shares By Wire" and replace it with the following:

"Federal funds should be wired as follows: State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: California Municipal Cash Trust--Institutional Service Shares: Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028."

D. On page 10, please delete the second sentence of the sub-section entitled "Purchasing Shares By Check" and replace it with the following:

"The check should be made payable to California Municipal Cash
Trust--Institutional Service Shares."


E. On page 14, following the section entitled "Performance Information", please add the following:

"OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to financial institutions and are subject to a minimum investment of $25,000 within a 90-day period.

Both classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 Plan, but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-235-4669."

                                                               February 29, 1996


     FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

     Distributor

     A subsidiary of FEDERATED INVESTORS

     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779

     CUSIP 314229766
     G00254-06-SS (2/96)



MICHIGAN MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
--------------------------------------------------------------------------------

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995

Effective February 29, 1996, Michigan Municipal Cash Trust, a portfolio of Federated Municipal Cash Trust, added a new class of shares called "Institutional Shares." Accordingly, the existing shares of Michigan Municipal Cash Trust are designated as "Institutional Service Shares." All references in this prospectus to Michigan Municipal Cash Trust are to the Institutional Service Shares class of the portfolio. In this regard, please make the following changes to the prospectus:


A. On page 1, please delete the section entitled "SUMMARY OF FUND EXPENSES" and replace with the following:
"SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                INSTITUTIONAL SERVICE SHARES
                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).......     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
  price)............................................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds as applicable)..............................     None
Redemption Fee (as a percentage of amounts redeemed, if applicable).................     None
Exchange Fee........................................................................     None
                                  ANNUAL OPERATING EXPENSES
                           (As a percentage of average net assets)
Management Fee (after waiver)(1)....................................................    0.00%
12b-1 Fee...........................................................................     None
Total Other Expenses (after expense reimbursement)..................................    0.62%
     Shareholder Services Fee................................................. 0.25%
          Total Fund Operating Expenses(2)..........................................    0.62%


(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at it sole discretion. The maximum management fee is 0.50%.

(2) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The total operating expenses were 0.32% for the fiscal year ended October 31, 1995 and would have been 1.95% absent the voluntary waiver of the management fee and the voluntary reinbursement of certain other operating expenses.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
  investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period.............     $6        $20        $35        $ 77


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN."


B. On page 3, please delete the first paragraph under the section entitled "General Information" and replace it with the following:

"The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating as interest in a professionally managed, non-diversified portfolio in short-term Michigan municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 over a 90-day period is required."

C. On page 10, please delete the fourth sentence of the sub-section entitled "Purchasing Shares By Wire" and replace it with the following:

"Federal funds should be wired as follows: State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Michigan Municipal Cash Trust--Institutional Service Shares: Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028."
D. On page 10, please delete the second sentence of the sub-section entitled "Purchasing Shares By Check" and replace it with the following:

"The check should be made payable to Michigan Municipal Cash
Trust--Institutional Service Shares."


E. On page 14, following the section entitled "Performance Information", please add the following:

"OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to financial institutions and are subject to a minimum investment of $10,000 within a 90-day period.

Both classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 Plan, but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-235-4669."

                                                               February 29, 1996

     FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

     Distributor

     A subsidiary of FEDERATED INVESTORS

     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779

     CUSIP 314229725
     G01213-03 (2/96)




OHIO MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH II SHARES
--------------------------------------------------------------------------------

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995

Effective February 29, 1996, Ohio Municipal Cash Trust, a portfolio of Federated Municipal Cash Trust, added a new class of shares called "Institutional Shares." Accordingly, the existing shares of Ohio Municipal Cash Trust are designated as "Institutional Service Shares" and "Cash II Shares". All references in this prospectus to Ohio Municipal Cash Trust are to the Class II Shares class of the portfolio. In this regard, please make the following changes to the prospectus:


A. On page 1, please delete the section entitled "SUMMARY OF FUND EXPENSES" and replace with the following:

"SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                       CASH II SHARES
                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).......     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
  price)............................................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds as applicable)..............................     None
Redemption Fee (as a percentage of amounts redeemed, if applicable).................     None
Exchange Fee........................................................................     None
                                  ANNUAL OPERATING EXPENSES
                           (As a percentage of average net assets)
Management Fee (after waiver)(1)....................................................    0.16%
12b-1 Fee (after waiver)(2).........................................................    0.25%
Total Other Expenses................................................................    0.46%
     Shareholder Services Fee................................................. 0.25%
          Total Operating Expenses(3)...............................................    0.87%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum 12b-1 fee is 0.30%.

(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The total operating expenses were 0.87% for the fiscal year ended October 31, 1995 and would have been 1.16% absent the voluntary waivers of a portion of the management fee and a portion of the 12b-1 fee.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class II Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
  investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period.............     $9        $28        $48        $107


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN."


B. On page 3, please delete the first paragraph under the section entitled "General Information" and replace it with the following:

"The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established three classes of shares known as Class II Shares, Institutional Service Shares, and Institutional Shares. This prospectus relates only to Class II Shares of the Fund, which are designed primarily for the retail customers of financial institutions as a convenient means of accumulating as interest in a professionally managed, non-diversified portfolio in short-term Ohio municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required. The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price."

C. On page 14, of the section entitled "Other Classes of Shares", please add the following:

"The Fund also offers two other classes of shares called Institutional Shares and Institutional Service Shares. Institutional Shares are sold at net asset value primarily to financial institutions and are subject to a minimum investment of $25,000 within a 90-day period.

All classes are subject to certain of the same expenses.

Institutional Shares and Institutional Service Shares are distributed with no 12b-1 Plan, but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares or Institutional Service Shares, investors may call 1-800-235-4669."

                                                               February 29, 1996


     FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

     Distributor

     A subsidiary of FEDERATED INVESTORS

     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779

     CUSIP 314229840